Exhibit 99
Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	May 2019
Payment Date	6/17/2019
Transaction Month	19
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,997,343,293.47	78,146		56.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$278,600,000.00	1.47%		November 15, 2018
Class A-2a Notes	$525,100,000.00	1.80%		September 15, 2020
Class A-2b Notes	$215,000,000.00	2.55963%	*	September 15, 2020
Class A-3 Notes	$557,300,000.00	2.01%		March 15, 2022
Class A-4 Notes	$177,380,000.00	2.16%		March 15, 2023
Class B Notes	$55,370,000.00	2.35%		April 15, 2023
Class C Notes	$36,910,000.00	2.50%		May 15, 2024
Total	$1,845,660,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,351,455.24

Principal:
Principal Collections	$28,402,850.52
Prepayments in Full	$12,622,482.40
Liquidation Proceeds	$524,647.77
Recoveries	$146,842.47
Sub Total	$41,696,823.16
Collections	$44,048,278.40

Purchase Amounts:
Purchase Amounts Related to Principal	$156,668.21
Purchase Amounts Related to Interest	$976.47
Sub Total	$157,644.68

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$44,205,923.08

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	May 2019
Payment Date	6/17/2019
Transaction Month	19
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$44,205,923.08
Servicing Fee	$844,690.70	$844,690.70	$0.00	$0.00	$43,361,232.38
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$43,361,232.38
Interest - Class A-2a Notes	$74,906.98	$74,906.98	$0.00	$0.00	$43,286,325.40
Interest - Class A-2b Notes	$47,975.12	$47,975.12	$0.00	$0.00	$43,238,350.28
Interest - Class A-3 Notes	$933,477.50	$933,477.50	$0.00	$0.00	$42,304,872.78
Interest - Class A-4 Notes	$319,284.00	$319,284.00	$0.00	$0.00	$41,985,588.78
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$41,985,588.78
Interest - Class B Notes	$108,432.92	$108,432.92	$0.00	$0.00	$41,877,155.86
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$41,877,155.86
Interest - Class C Notes	$76,895.83	$76,895.83	$0.00	$0.00	$41,800,260.03
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$41,800,260.03
Regular Principal Payment	$38,067,742.63	$38,067,742.63	$0.00	$0.00	$3,732,517.40
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,732,517.40
Residual Released to Depositor	$0.00	$3,732,517.40	$0.00	$0.00	$0.00
Total		$44,205,923.08

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$38,067,742.63
Total					$38,067,742.63
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$27,009,014.54	$51.44	$74,906.98	$0.14	$27,083,921.52	$51.58
Class A-2b Notes	$11,058,728.09	$51.44	$47,975.12	$0.22	$11,106,703.21	$51.66
Class A-3 Notes	$0.00	$0.00	$933,477.50	$1.68	$933,477.50	$1.68
Class A-4 Notes	$0.00	$0.00	$319,284.00	$1.80	$319,284.00	$1.80
Class B Notes	$0.00	$0.00	$108,432.92	$1.96	$108,432.92	$1.96
Class C Notes	$0.00	$0.00	$76,895.83	$2.08	$76,895.83	$2.08
Total	$38,067,742.63	$20.63	$1,560,972.35	$0.85	$39,628,714.98	$21.48

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	May 2019
Payment Date	6/17/2019
Transaction Month	19

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$49,937,986.56	0.0951019	$22,928,972.02	0.0436659
Class A-2b Notes	$20,446,899.84	0.0951019	$9,388,171.75	0.0436659
Class A-3 Notes	$557,300,000.00	1.0000000	$557,300,000.00	1.0000000
Class A-4 Notes	$177,380,000.00	1.0000000	$177,380,000.00	1.0000000
Class B Notes	$55,370,000.00	1.0000000	$55,370,000.00	1.0000000
Class C Notes	$36,910,000.00	1.0000000	$36,910,000.00	1.0000000
Total	$897,344,886.40	0.4861919	$859,277,143.77	0.4655663

Pool Information
Weighted Average APR	2.776%	2.772%
Weighted Average Remaining Term	41.10	40.28
Number of Receivables Outstanding	53,242	52,126
Pool Balance	$1,013,628,838.94	$971,466,946.46
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$939,475,887.79	$900,775,716.78
Pool Factor	0.5074885	0.4863796

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,986,716.47
Yield Supplement Overcollateralization Amount	$70,691,229.68
Targeted Overcollateralization Amount	$112,189,802.69
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$112,189,802.69

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,986,716.47
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,986,716.47
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,986,716.47

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	May 2019
Payment Date	6/17/2019
Transaction Month	19
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		116	$455,243.58
(Recoveries)		102	$146,842.47
Net Loss for Current Collection Period			$308,401.11
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3651%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5267%
Second Prior Collection Period			0.6100%
Prior Collection Period			0.3437%
Current Collection Period			0.3729%
Four Month Average (Current and Prior Three Collection Periods)			0.4633%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2581	$9,164,147.49
(Cumulative Recoveries)			$1,042,540.41
Cumulative Net Loss for All Collection Periods			$8,121,607.08
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4066%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,550.62
Average Net Loss for Receivables that have experienced a Realized Loss			$3,146.69

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.94%	430	$9,120,776.74
61-90 Days Delinquent	0.10%	42	$1,002,064.41
91-120 Days Delinquent	0.03%	10	$247,359.50
Over 120 Days Delinquent	0.04%	18	$428,102.89
Total Delinquent Receivables	1.11%	500	$10,798,303.54

Repossession Inventory:
Repossessed in the Current Collection Period		39	$933,825.36
Total Repossessed Inventory		53	$1,353,061.45

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1414%
Prior Collection Period			0.1596%
Current Collection Period			0.1343%
Three Month Average			0.1451%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1727%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	May 2019
Payment Date	6/17/2019
Transaction Month	19

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer